Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair Value Measurements	Fair Value Measurements
The fair value hierarchy categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities which the entity can access at the measurement date.
•Level 2 inputs are inputs other than quoted prices included within Level 1 which are observable for the asset or liability, either directly or indirectly such as those derived from prices.
•Level 3 inputs are unobservable inputs for the asset or liability.
There have been no changes in the classification of the financial instruments in the fair value hierarchy since December 31, 2024.
(a)The Company's fair values of financial assets and liabilities

	December 31, 2025
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$421.9	$421.9	$—	$—	$421.9
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	71.0	71.0	—	—	71.0
Marketable securities	18.4	18.4	—	—	18.4
Bond fund investments	1.0	1.0	—	—	1.0
Other investments	23.5	23.5	—	—	23.5
Deferred consideration from the sale of Sadiola	19.1	—	—	19.1	19.1
Derivatives
Currency contracts	2.0	—	2.0	—	2.0
Gold bullion contracts	0.3	—	0.3	—	0.3
	$558.2	$536.8	$2.3	$19.1	$558.2
Liabilities
Long-term debt - Notes[1]	(451.7)	(451.1)	—	—	(451.1)
Long-term debt - equipment loan	(1.0)	—	(1.0)	—	(1.0)
Long-term debt - Credit Facility	(200.0)	—	(200.0)	—	(200.0)
	$(652.7)	$(451.1)	$(201.0)	$—	$(652.1)
1.The carrying amount excludes unamortized deferred transaction costs of $2.9 million and the embedded derivative.

	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$347.5	$347.5	$—	$—	$347.5
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	68.4	68.4	—	—	68.4
Marketable securities and warrants	10.3	10.3	—	—	10.3
Bond fund investments	1.0	1.0	—	—	1.0
Deferred consideration from the sale of Sadiola	17.1	—	—	17.1	17.1
Embedded derivative - prepayment options on Term Loan	26.7	—	26.7	—	26.7
	$472.0	$428.2	$26.7	$17.1	$472.0
Liabilities
Derivatives
Currency contracts	$(9.8)	$—	$(9.8)	$—	$(9.8)
Long-term debt - Notes[1]	(452.0)	(435.8)	—	—	(435.8)
Long-term debt - Term Loan[2]	(400.8)	—	(449.2)	—	(449.2)
Long-term debt - equipment loan	(2.1)	—	(2.3)	—	(2.3)
Long-term debt - Credit Facility	(220.0)	—	(220.0)	—	(220.0)
	$(1,084.7)	$(435.8)	$(681.3)	$—	$(1,117.1)
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.
(b)Valuation techniques
Cash, cash equivalents, short-term investments and restricted cash
Cash, cash equivalents, short-term investments and restricted cash are included in Level 1 due to the short-term maturity of these financial assets.
Marketable securities and warrants
The fair value of marketable securities included in Level 1 is determined based on a market approach. The closing price is a quoted market price from the exchange market which is the principal active market for the particular security.
Bond fund investments
The fair value of bond fund investments included in Level 1 is measured using quoted prices (unadjusted) in active markets.
Deferred consideration from the sale of Sadiola
The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate and therefore classified within Level 3 of the fair value hierarchy.
Embedded derivatives - Prepayment options on the Notes and Term Loan
The fair value of the embedded derivatives related to the Notes and the Term Loan as at December 31, 2025 was $nil (December 31, 2024 - $26.7 million asset) and is accounted for at FVTPL. The valuation is based on the discounted cash flows at the risk-free rate to determine the present value of the prepayment option. Key inputs used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the prepayment option is therefore classified within Level 2 of the fair value hierarchy.
Unsecured High Yield Notes
The fair value of the Notes as at December 31, 2025 was $451.1 million (December 31, 2024 - $435.8 million). The fair value of the Notes is determined using quoted prices (unadjusted) in active markets, and is therefore classified within Level 1 of the fair value hierarchy.
Credit Facility
The fair value of the Credit Facility as at December 31, 2025 was $200.0 million (December 31, 2024 - $220 million) which approximates its carrying amount and drawn amount, and is therefore classified within Level 2 of the fair value hierarchy.
Term Loan
As the term loan was fully repaid during the year the fair value of the Term Loan as at December 31, 2025 was $nil (December 31, 2024 - $449.2 million). Key inputs' used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the Term Loan is therefore classified within Level 2 of the fair value hierarchy.
Equipment loan
The fair value of the equipment loan as at December 31, 2025 was $1.0 million (December 31, 2024 - $2.3 million). The fair value of the equipment loan is determined by applying a discount rate, reflecting the credit spread based on the Company's credit ratings to future cash flows and is therefore classified within Level 2 of the fair value hierarchy.
Other financial assets and liabilities
The fair value of all other financial assets and liabilities of the Company approximate their carrying amounts.